SIGNIFICANT ACCOUNTING POLICIES (Summary of Sales Generated Under Agreement) (Details) (ClientConnect Agreement [Member], USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended
	Dec. 31, 2013	Oct. 31, 2013
ClientConnect Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Sales	$ 10,848	$ 7,166
CAC	(7,702)	(6,633)
Sales, net	$ 3,146	$ 533